Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Schedule of future undiscounted cash flows
For operating leases where we are the lessee, our future undiscounted cash flows as at September 30, 2022 (Successor) are as follows:

(In $ millions)	Year ended December 31
Remainder of 2022	8
2023	2
2024	2
2025	2
2026 and thereafter	2

Total	16

For operating leases where we are the lessee, our future undiscounted cash flows are as follows:

(In $ millions)	Year ended December 31, 2021
2022	32
2023	3
2024	1
2025 and thereafter	1

Total	37

Schedule of reconciliation and supplementary information
The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheets as at September 30, 2022 (Successor) and December 31, 2021 (Predecessor):

	Successor	Predecessor
(In $ millions)	As at September 30, 2022	As at December 31, 2021
Total undiscounted cash flows	16	37
Less discount	(2)	(2)

Operating lease liability	14	35

Of which:
Current	7	30
Non-current	7	5

The following table gives supplementary information regarding our lease accounting for the three months ended September 30, 2022 (Successor) and September 30, 2021 (Predecessor), the period from January 1, 2022 through February 22, 2022 (Predecessor), the period February 23, 2022 through September 30, 2022 (Successor) and the nine months ended September 30, 2021 (Predecessor):

	Successor	Predecessor	Successor	Predecessor
(In $ million)	Three months ended September 30, 2022	Three months ended September 30, 2021	Period from February 23, 2022 through September 30, 2022	Period from January 1, 2022 through February 22, 2022	Nine months ended September 30, 2022
Operating lease cost:
Operating lease cost	11	27	31	4	32
Short-term lease cost	1	—	3	1	—

Total lease cost	12	27	34	5	32

Other information:
Cash paid for amounts included in the measurement of lease liabilities- Operating Cash flows	12	27	34	5	32
Right-of-use assets obtained in exchange for operating lease liabilities during the period – Non-cash Investing items	—	—	4	24	—
Weighted-average remaining lease term in months	37	25	37	22	25
Weighted-average discount rate	10%	16%	10%	9%	16%

The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheet as at December 31, 2021:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020
Total undiscounted cash flows	37	79
Less short term leases	—	—
Less discount	(2)	(11)

Operating lease liability	35	68

Of which:
Current	30	51
Non-current	5	17

Total	35	68

The following table gives supplementary information regarding our lease accounting at December 31, 2021:

(In $ million)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Operating Lease Cost:
Operating lease cost	42	19	12
Short-term lease cost	1	2	1
Total lease cost	43	21	13

Other information:
Cash paid for amounts included in the measurement of lease liabilities – Operating Cash flows	42	21	13
Right-of-use assets obtained in exchange for operating lease liabilities during the period	24	53	19
Weighted-average remaining lease term in months	19	14	18
Weighted-average discount rate	10%	24%	13%

Schedule of operating subleases	T he estimated future undiscounted cash flows on these leases are as follows:

(In $ millions)	Year ended December 31
2022	7
2023	28
2024	21
2025 and thereafter	20

Total	76

The estimated future undiscounted cash flows on these leases are as follows:

(In $ millions)	Year ended December 31, 2021
2022	28
2023	28
2024	21
2025	18
2026 and thereafter	2

Total	97